Certain Risks And Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Certain Risks and Concentrations [Abstract]
Schedule of customer's concentration in revenue
	Years Ended December 31,
Customers	2014	2013	2012
A	26%	24%	21%